Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Intangible asset - Favorable contracts	$ 40.4	$ 85.5
Mobilization revenue receivables	22.3	47.9
Income taxes receivable	19.3	0.0
Prepaid expenses	14.1	12.1
VAT receivable	10.6	0.3
Deferred mobilization costs	7.5	12.6
Reimbursable amounts due from customers	3.5	2.9
Interest rate swap agreements	0.0	9.9
Other	1.8	2.0
Total other assets	119.5	173.2
Other current assets	119.5	110.6
Other non-current assets	$ 0.0	$ 62.6